Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 28, 2017
Entity Registrant Name	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	0000887340
Amendment Flag	false
Document Creation Date	Sep. 28, 2017
Document Effective Date	Sep. 28, 2017
Prospectus Date	May 01, 2017